UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2004

1.811311.100

AFF5-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.3%
	Shares	Value
Domestic Equity Funds - 40.9%
Fidelity Advisor Dividend Growth Fund Institutional Class	125,591	$ 1,489,512
Fidelity Advisor Equity Growth Fund Institutional Class	15,604	749,615
Fidelity Advisor Equity Income Fund Institutional Class	53,895	1,543,549
Fidelity Advisor Growth & Income Fund Institutional Class	89,009	1,493,570
Fidelity Advisor Large Cap Fund Institutional Class	97,800	1,501,230
Fidelity Advisor Mid-Cap Fund Institutional Class	19,044	489,995
Fidelity Advisor Small Cap Fund Institutional Class	19,925	508,691
TOTAL DOMESTIC EQUITY FUNDS		7,776,162
International Equity Funds - 5.4%
Fidelity Advisor Diversified International Fund Institutional Class	27,555	520,231
Fidelity Advisor Overseas Fund Institutional Class	28,667	506,833
TOTAL INTERNATIONAL EQUITY FUNDS		1,027,064
TOTAL EQUITY FUNDS (Cost $8,213,879)		8,803,226
Fixed-Income Funds - 48.0%

High Yield Fixed-Income Funds - 5.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	104,475	1,010,271
Investment Grade Fixed-Income Funds - 38.8%
Fidelity Advisor Government Investment Fund Institutional Class	367,572	3,690,422
Fidelity Advisor Intermediate Bond Fund Institutional Class	330,781	3,688,204
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,378,626
Short-Term Fixed-Income Funds - 3.9%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	76,478	729,598
TOTAL FIXED-INCOME FUNDS (Cost $9,106,215)		9,118,495
Money Market Fund - 5.7%

Fidelity Cash Reserves Fund (Cost $1,088,569)	1,088,569	1,088,569
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $18,408,663)		$ 19,010,290
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $18,408,739. Net unrealized appreciation aggregated $601,551, of which $662,419 related to appreciated investment securities and $60,868 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2004

1.811320.100

AFF10-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.6%
	Shares	Value
Domestic Equity Funds - 41.1%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,305,918	$ 15,488,189
Fidelity Advisor Equity Growth Fund Institutional Class	161,953	7,780,245
Fidelity Advisor Equity Income Fund Institutional Class	564,700	16,173,007
Fidelity Advisor Growth & Income Fund Institutional Class	922,987	15,487,729
Fidelity Advisor Large Cap Fund Institutional Class	1,014,857	15,578,054
Fidelity Advisor Mid-Cap Fund Institutional Class	197,954	5,093,353
Fidelity Advisor Small Cap Fund Institutional Class	209,347	5,344,639
TOTAL DOMESTIC EQUITY FUNDS		80,945,216
International Equity Funds - 5.5%
Fidelity Advisor Diversified International Fund Institutional Class	290,890	5,492,003
Fidelity Advisor Overseas Fund Institutional Class	301,144	5,324,227
TOTAL INTERNATIONAL EQUITY FUNDS		10,816,230
TOTAL EQUITY FUNDS (Cost $85,257,236)		91,761,446
Fixed-Income Funds - 47.8%

High Yield Fixed-Income Funds - 5.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,097,136	10,609,309
Investment Grade Fixed-Income Funds - 38.7%
Fidelity Advisor Government Investment Fund Institutional Class	3,790,734	38,058,964
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,411,428	38,037,426
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		76,096,390
Short-Term Fixed-Income Funds - 3.7%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	767,951	7,326,253
TOTAL FIXED-INCOME FUNDS (Cost $94,007,983)		94,031,952
Money Market Fund - 5.6%

Fidelity Cash Reserves Fund (Cost $10,939,518)	10,939,518	10,939,518
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $190,204,737)		$ 196,732,916
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $190,206,745. Net unrealized appreciation aggregated $6,526,171, of which $7,177,692 related to appreciated investment securities and $651,521 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2004

1.811321.100

AFF15-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.5%
	Shares	Value
Domestic Equity Funds - 52.1%
Fidelity Advisor Dividend Growth Fund Institutional Class	965,874	$ 11,455,265
Fidelity Advisor Equity Growth Fund Institutional Class	120,514	5,789,478
Fidelity Advisor Equity Income Fund Institutional Class	410,734	11,763,429
Fidelity Advisor Growth & Income Fund Institutional Class	684,510	11,486,085
Fidelity Advisor Large Cap Fund Institutional Class	751,523	11,535,885
Fidelity Advisor Mid-Cap Fund Institutional Class	144,156	3,709,123
Fidelity Advisor Small Cap Fund Institutional Class	150,216	3,835,014
TOTAL DOMESTIC EQUITY FUNDS		59,574,279
International Equity Funds - 8.4%
Fidelity Advisor Diversified International Fund Institutional Class	257,970	4,870,476
Fidelity Advisor Overseas Fund Institutional Class	270,152	4,776,294
TOTAL INTERNATIONAL EQUITY FUNDS		9,646,770
TOTAL EQUITY FUNDS (Cost $65,279,957)		69,221,049
Fixed-Income Funds - 37.1%

High Yield Fixed-Income Funds - 6.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	794,895	7,686,636
Investment Grade Fixed-Income Funds - 28.8%
Fidelity Advisor Government Investment Fund Institutional Class	1,639,428	16,459,856
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,475,437	16,451,123
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		32,910,979
Short-Term Fixed-Income Funds - 1.6%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	194,547	1,855,981
TOTAL FIXED-INCOME FUNDS (Cost $42,283,537)		42,453,596
Money Market Fund - 2.4%

Fidelity Cash Reserves Fund (Cost $2,757,439)	2,757,439	2,757,439
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $110,320,933)		$ 114,432,084
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $110,321,634. Net unrealized appreciation aggregated $4,110,450, of which $4,383,604 related to appreciated investment securities and $273,154 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2004

1.811328.100

AFF20-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.8%
	Shares	Value
Domestic Equity Funds - 60.1%
Fidelity Advisor Dividend Growth Fund Institutional Class	3,424,145	$ 40,610,354
Fidelity Advisor Equity Growth Fund Institutional Class	424,268	20,381,849
Fidelity Advisor Equity Income Fund Institutional Class	1,482,922	42,470,884
Fidelity Advisor Growth & Income Fund Institutional Class	2,422,294	40,646,098
Fidelity Advisor Large Cap Fund Institutional Class	2,661,641	40,856,184
Fidelity Advisor Mid-Cap Fund Institutional Class	519,036	13,354,804
Fidelity Advisor Small Cap Fund Institutional Class	549,329	14,024,362
TOTAL DOMESTIC EQUITY FUNDS		212,344,535
International Equity Funds - 10.7%
Fidelity Advisor Diversified International Fund Institutional Class	1,012,836	19,122,336
Fidelity Advisor Overseas Fund Institutional Class	1,047,776	18,524,684
TOTAL INTERNATIONAL EQUITY FUNDS		37,647,020
TOTAL EQUITY FUNDS (Cost $231,359,227)		249,991,555
Fixed-Income Funds - 29.2%

High Yield Fixed-Income Funds - 7.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,856,213	27,619,584
Investment Grade Fixed-Income Funds - 21.3%
Fidelity Advisor Government Investment Fund Institutional Class	3,747,587	37,625,772
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,371,224	37,589,149
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		75,214,921
Short-Term Fixed-Income Funds - 0.0%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	4,729	45,117
TOTAL FIXED-INCOME FUNDS (Cost $101,941,233)		102,879,622
Money Market Fund - 0.0%

Fidelity Cash Reserves Fund (Cost $65,077)	65,077	65,077
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $333,365,537)		$ 352,936,254
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $333,366,330. Net unrealized appreciation aggregated $19,569,924, of which $20,161,536 related to appreciated investment securities and $591,612 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2004

1.811335.100

AFF25-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 77.8%
	Shares	Value
Domestic Equity Funds - 65.8%
Fidelity Advisor Dividend Growth Fund Institutional Class	730,533	$ 8,664,120
Fidelity Advisor Equity Growth Fund Institutional Class	91,288	4,385,499
Fidelity Advisor Equity Income Fund Institutional Class	309,789	8,872,358
Fidelity Advisor Growth & Income Fund Institutional Class	516,302	8,663,541
Fidelity Advisor Large Cap Fund Institutional Class	568,359	8,724,307
Fidelity Advisor Mid-Cap Fund Institutional Class	108,520	2,792,227
Fidelity Advisor Small Cap Fund Institutional Class	113,226	2,890,670
TOTAL DOMESTIC EQUITY FUNDS		44,992,722
International Equity Funds - 12.0%
Fidelity Advisor Diversified International Fund Institutional Class	218,994	4,134,604
Fidelity Advisor Overseas Fund Institutional Class	230,213	4,070,164
TOTAL INTERNATIONAL EQUITY FUNDS		8,204,768
TOTAL EQUITY FUNDS (Cost $49,897,322)		53,197,490
Fixed-Income Funds - 22.2%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	543,970	5,260,193
Investment Grade Fixed-Income Funds - 14.5%
Fidelity Advisor Government Investment Fund Institutional Class	493,542	4,955,160
Fidelity Advisor Intermediate Bond Fund Institutional Class	444,207	4,952,907
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,908,067
TOTAL FIXED-INCOME FUNDS (Cost $14,995,612)		15,168,260
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $64,892,934)		$ 68,365,750
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $64,892,939. Net unrealized appreciation aggregated $3,472,811, of which $3,553,658 related to appreciated investment securities and $80,847 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2004

1.811336.100

AFF30-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.8%
	Shares	Value
Domestic Equity Funds - 69.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	2,142,513	$ 25,410,207
Fidelity Advisor Equity Growth Fund Institutional Class	265,810	12,769,512
Fidelity Advisor Equity Income Fund Institutional Class	923,245	26,441,741
Fidelity Advisor Growth & Income Fund Institutional Class	1,513,600	25,398,203
Fidelity Advisor Large Cap Fund Institutional Class	1,664,488	25,549,889
Fidelity Advisor Mid-Cap Fund Institutional Class	323,040	8,311,809
Fidelity Advisor Small Cap Fund Institutional Class	341,125	8,708,926
TOTAL DOMESTIC EQUITY FUNDS		132,590,287
International Equity Funds - 13.2%
Fidelity Advisor Diversified International Fund Institutional Class	674,768	12,739,622
Fidelity Advisor Overseas Fund Institutional Class	700,345	12,382,105
TOTAL INTERNATIONAL EQUITY FUNDS		25,121,727
TOTAL EQUITY FUNDS (Cost $146,442,755)		157,712,014
Fixed-Income Funds - 17.2%

High Yield Fixed-Income Funds - 7.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,532,307	14,817,411
Investment Grade Fixed-Income Funds - 9.4%
Fidelity Advisor Government Investment Fund Institutional Class	889,585	8,931,431
Fidelity Advisor Intermediate Bond Fund Institutional Class	800,460	8,925,133
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		17,856,564
TOTAL FIXED-INCOME FUNDS (Cost $32,134,810)		32,673,975
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $178,577,565)		$ 190,385,989
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $178,577,578. Net unrealized appreciation aggregated $11,808,411, of which $11,994,398 related to appreciated investment securities and $185,987 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2004

1.811337.100

AFF35-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.0%
	Shares	Value
Domestic Equity Funds - 69.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	352,284	$ 4,178,094
Fidelity Advisor Equity Growth Fund Institutional Class	43,966	2,112,132
Fidelity Advisor Equity Income Fund Institutional Class	149,510	4,281,960
Fidelity Advisor Growth & Income Fund Institutional Class	249,060	4,179,232
Fidelity Advisor Large Cap Fund Institutional Class	273,806	4,202,930
Fidelity Advisor Mid-Cap Fund Institutional Class	52,245	1,344,258
Fidelity Advisor Small Cap Fund Institutional Class	54,623	1,394,529
TOTAL DOMESTIC EQUITY FUNDS		21,693,135
International Equity Funds - 15.5%
Fidelity Advisor Diversified International Fund Institutional Class	129,263	2,440,489
Fidelity Advisor Overseas Fund Institutional Class	135,666	2,398,580
TOTAL INTERNATIONAL EQUITY FUNDS		4,839,069
TOTAL EQUITY FUNDS (Cost $24,919,877)		26,532,204
Fixed-Income Funds - 15.0%

High Yield Fixed-Income Funds - 10.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	326,134	3,153,713
Investment Grade Fixed-Income Funds - 4.9%
Fidelity Advisor Government Investment Fund Institutional Class	76,861	771,688
Fidelity Advisor Intermediate Bond Fund Institutional Class	69,177	771,326
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,543,014
TOTAL FIXED-INCOME FUNDS (Cost $4,584,766)		4,696,727
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $29,504,643)		$ 31,228,931
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $29,504,696. Net unrealized appreciation aggregated $1,724,235, of which $1,745,150 related to appreciated investment securities and $20,915 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2004

1.811338.100

AFF40-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.4%
	Shares	Value
Domestic Equity Funds - 73.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,383,192	$ 16,404,654
Fidelity Advisor Equity Growth Fund Institutional Class	171,697	8,248,346
Fidelity Advisor Equity Income Fund Institutional Class	596,559	17,085,454
Fidelity Advisor Growth & Income Fund Institutional Class	979,071	16,428,819
Fidelity Advisor Large Cap Fund Institutional Class	1,075,695	16,511,925
Fidelity Advisor Mid-Cap Fund Institutional Class	209,552	5,391,778
Fidelity Advisor Small Cap Fund Institutional Class	220,663	5,633,531
TOTAL DOMESTIC EQUITY FUNDS		85,704,507
International Equity Funds - 15.7%
Fidelity Advisor Diversified International Fund Institutional Class	490,809	9,266,476
Fidelity Advisor Overseas Fund Institutional Class	509,708	9,011,644
TOTAL INTERNATIONAL EQUITY FUNDS		18,278,120
TOTAL EQUITY FUNDS (Cost $96,402,529)		103,982,627
Fixed-Income Funds - 10.6%

High Yield Fixed-Income Funds - 10.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,236,314	11,955,160
Investment Grade Fixed-Income Funds - 0.3%
Fidelity Advisor Government Investment Fund Institutional Class	21,432	215,181
Fidelity Advisor Intermediate Bond Fund Institutional Class	19,283	215,005
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		430,186
TOTAL FIXED-INCOME FUNDS (Cost $11,858,398)		12,385,346
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $108,260,927)		$ 116,367,973
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $108,261,002. Net unrealized appreciation aggregated $8,106,971, of which $8,136,582 related to appreciated investment securities and $29,611 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2004

1.811329.100

AFF-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.2%
	Shares	Value
Domestic Equity Funds - 21.2%
Fidelity Advisor Dividend Growth Fund Institutional Class	195,381	$ 2,317,217
Fidelity Advisor Equity Growth Fund Institutional Class	24,022	1,153,995
Fidelity Advisor Equity Income Fund Institutional Class	85,253	2,441,633
Fidelity Advisor Growth & Income Fund Institutional Class	137,275	2,303,480
Fidelity Advisor Large Cap Fund Institutional Class	151,338	2,323,043
Fidelity Advisor Mid-Cap Fund Institutional Class	29,746	765,373
Fidelity Advisor Small Cap Fund Institutional Class	31,499	804,164
TOTAL EQUITY FUNDS (Cost $11,155,332)		12,108,905
Fixed-Income Funds - 55.5%

Investment Grade Fixed-Income Funds - 39.8%
Fidelity Advisor Government Investment Fund Institutional Class	1,134,637	11,391,757
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,020,892	11,382,941
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		22,774,698
Short-Term Fixed-Income Funds - 15.7%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	940,461	8,971,997
TOTAL FIXED-INCOME FUNDS (Cost $31,849,482)		31,746,695
Money Market Fund - 23.3%

Fidelity Cash Reserves Fund (Cost $13,325,691)	13,325,691	13,325,691
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $56,330,505)		$ 57,181,291
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $56,330,613. Net unrealized appreciation aggregated $850,678, of which $1,034,785 related to appreciated investment securities and $184,107 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2000 Fund

December 31, 2004

1.811312.100

F00-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 27.3%
	Shares	Value
Domestic Equity Funds - 26.2%
Fidelity Blue Chip Growth Fund	1,433,832	$ 59,805,151
Fidelity Disciplined Equity Fund	2,578,618	65,213,250
Fidelity Equity-Income Fund	1,276,423	67,369,592
Fidelity Fund	2,095,834	62,623,506
Fidelity Growth & Income Portfolio	1,639,860	62,659,050
Fidelity Growth Company Fund	679,111	38,077,745
Fidelity Mid-Cap Stock Fund	1,598,170	37,477,081
Fidelity OTC Portfolio	842,559	29,228,356
TOTAL DOMESTIC EQUITY FUNDS		422,453,731
International Equity Funds - 1.1%
Fidelity Diversified International Fund	151,612	4,342,161
Fidelity Europe Fund	187,759	6,411,959
Fidelity Japan Fund	109,253	1,398,437
Fidelity Overseas Fund	110,337	3,903,713
Fidelity Southeast Asia Fund	51,354	843,226
TOTAL INTERNATIONAL EQUITY FUNDS		16,899,496
TOTAL EQUITY FUNDS (Cost $409,760,789)		439,353,227
Fixed-Income Funds - 41.4%

High Yield Fixed-Income Funds - 1.3%
Fidelity Capital & Income Fund	1,364,136	11,554,234
Fidelity High Income Fund	1,001,309	9,101,898
TOTAL HIGH YIELD FIXED-INCOME FUNDS		20,656,132
Investment Grade Fixed-Income Funds - 40.1%
Fidelity Government Income Fund	23,592,527	241,587,480
Fidelity Intermediate Bond Fund	15,034,311	158,160,948
Fidelity Investment Grade Bond Fund	32,602,604	245,497,609
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		645,246,037
TOTAL FIXED-INCOME FUNDS (Cost $647,460,999)		665,902,169
Money Market Fund - 31.3%

Fidelity Retirement Money Market Portfolio (Cost $504,811,780)	504,811,780	504,811,780
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,562,033,568)		$ 1,610,067,176
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,565,010,649. Net unrealized appreciation aggregated $45,056,527, of which $59,263,258 related to appreciated investment securities and $14,206,731 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2005 Fund

December 31, 2004

1.811313.100

F05-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.5%
	Shares	Value
Domestic Equity Funds - 41.1%
Fidelity Blue Chip Growth Fund	208,681	$ 8,704,070
Fidelity Disciplined Equity Fund	355,850	8,999,445
Fidelity Equity-Income Fund	169,490	8,945,699
Fidelity Fund	292,873	8,751,035
Fidelity Growth & Income Portfolio	231,593	8,849,183
Fidelity Growth Company Fund	96,747	5,424,619
Fidelity Mid-Cap Stock Fund	228,989	5,369,797
Fidelity OTC Portfolio	120,498	4,180,075
TOTAL DOMESTIC EQUITY FUNDS		59,223,923
International Equity Funds - 5.4%
Fidelity Diversified International Fund	67,971	1,946,691
Fidelity Europe Fund	84,338	2,880,134
Fidelity Japan Fund	57,770	739,457
Fidelity Overseas Fund	53,882	1,906,337
Fidelity Southeast Asia Fund	23,340	383,243
TOTAL INTERNATIONAL EQUITY FUNDS		7,855,862
TOTAL EQUITY FUNDS (Cost $62,426,279)		67,079,785
Fixed-Income Funds - 43.9%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	439,682	3,724,103
Fidelity High Income Fund	400,748	3,642,797
TOTAL HIGH YIELD FIXED-INCOME FUNDS		7,366,900
Investment Grade Fixed-Income Funds - 38.8%
Fidelity Government Income Fund	2,055,570	21,049,037
Fidelity Intermediate Bond Fund	1,305,848	13,737,518
Fidelity Investment Grade Bond Fund	2,809,930	21,158,776
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		55,945,331
TOTAL FIXED-INCOME FUNDS (Cost $63,180,664)		63,312,231
Money Market Fund - 9.6%

Fidelity Retirement Money Market Portfolio (Cost $13,794,281)	13,794,281	13,794,281
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $139,401,224)		$ 144,186,297
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $139,401,224. Net unrealized appreciation aggregated $4,785,073, of which $5,100,242 related to appreciated investment securities and $315,169 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2010 Fund

December 31, 2004

1.811322.100

F10-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.9%
	Shares	Value
Domestic Equity Funds - 42.7%
Fidelity Blue Chip Growth Fund	12,277,998	$ 512,115,311
Fidelity Disciplined Equity Fund	21,868,847	553,063,152
Fidelity Equity-Income Fund	10,751,015	567,438,579
Fidelity Fund	17,847,466	533,282,273
Fidelity Growth & Income Portfolio	13,976,650	534,047,812
Fidelity Growth Company Fund	5,790,965	324,699,428
Fidelity Mid-Cap Stock Fund	13,628,741	319,593,980
Fidelity OTC Portfolio	7,163,873	248,514,754
TOTAL DOMESTIC EQUITY FUNDS		3,592,755,289
International Equity Funds - 6.2%
Fidelity Diversified International Fund	4,554,487	130,440,511
Fidelity Europe Fund	5,705,435	194,840,590
Fidelity Japan Fund	3,465,816	44,362,444
Fidelity Overseas Fund	3,401,820	120,356,399
Fidelity Southeast Asia Fund	1,545,487	25,376,895
TOTAL INTERNATIONAL EQUITY FUNDS		515,376,839
TOTAL EQUITY FUNDS (Cost $3,771,294,988)		4,108,132,128
Fixed-Income Funds - 42.8%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	37,187,866	314,981,229
Fidelity High Income Fund	20,124,310	182,929,974
TOTAL HIGH YIELD FIXED-INCOME FUNDS		497,911,203
Investment Grade Fixed-Income Funds - 36.9%
Fidelity Government Income Fund	113,630,865	1,163,580,060
Fidelity Intermediate Bond Fund	72,291,667	760,508,341
Fidelity Investment Grade Bond Fund	156,624,117	1,179,379,605
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,103,468,006
TOTAL FIXED-INCOME FUNDS (Cost $3,509,914,476)		3,601,379,209
Money Market Fund - 8.3%

Fidelity Retirement Money Market Portfolio (Cost $700,228,368)	700,228,368	700,228,368
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,981,437,832)		$ 8,409,739,705
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $8,031,581,025. Net unrealized appreciation aggregated $378,158,680, of which $568,306,274 related to appreciated investment securities and $190,147,594 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2015 Fund

December 31, 2004

1.811323.100

F15-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.1%
	Shares	Value
Domestic Equity Funds - 52.5%
Fidelity Blue Chip Growth Fund	1,059,642	$ 44,197,651
Fidelity Disciplined Equity Fund	1,803,313	45,605,786
Fidelity Equity-Income Fund	858,074	45,289,152
Fidelity Fund	1,484,976	44,371,090
Fidelity Growth & Income Portfolio	1,173,376	44,834,714
Fidelity Growth Company Fund	491,650	27,566,807
Fidelity Mid-Cap Stock Fund	1,162,907	27,270,164
Fidelity OTC Portfolio	613,258	21,273,919
TOTAL DOMESTIC EQUITY FUNDS		300,409,283
International Equity Funds - 8.6%
Fidelity Diversified International Fund	425,593	12,188,993
Fidelity Europe Fund	528,334	18,042,619
Fidelity Japan Fund	364,343	4,663,591
Fidelity Overseas Fund	338,062	11,960,620
Fidelity Southeast Asia Fund	145,547	2,389,886
TOTAL INTERNATIONAL EQUITY FUNDS		49,245,709
TOTAL EQUITY FUNDS (Cost $325,910,491)		349,654,992
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	2,223,317	18,831,498
Fidelity High Income Fund	2,028,491	18,438,983
TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,270,481
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	5,986,111	61,297,780
Fidelity Intermediate Bond Fund	3,803,590	40,013,771
Fidelity Investment Grade Bond Fund	8,178,070	61,580,871
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		162,892,422
TOTAL FIXED-INCOME FUNDS (Cost $199,413,606)		200,162,903
Money Market Fund - 3.9%

Fidelity Retirement Money Market Portfolio (Cost $22,523,714)	22,523,714	22,523,714
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $547,847,811)		$ 572,341,609
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $547,847,810. Net unrealized appreciation aggregated $24,493,799, of which $25,440,426 related to appreciated investment securities and $946,627 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2020 Fund

December 31, 2004

1.811330.100

F20-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.9%
	Shares	Value
Domestic Equity Funds - 60.6%
Fidelity Blue Chip Growth Fund	19,410,392	$ 809,607,451
Fidelity Disciplined Equity Fund	34,335,695	868,349,737
Fidelity Equity-Income Fund	16,807,192	887,083,594
Fidelity Fund	28,085,523	839,195,438
Fidelity Growth & Income Portfolio	21,996,021	840,467,979
Fidelity Growth Company Fund	9,139,955	512,477,259
Fidelity Mid-Cap Stock Fund	21,513,501	504,491,601
Fidelity OTC Portfolio	11,264,477	390,764,708
TOTAL DOMESTIC EQUITY FUNDS		5,652,437,767
International Equity Funds - 11.3%
Fidelity Diversified International Fund	9,297,210	266,272,080
Fidelity Europe Fund	11,690,978	399,246,885
Fidelity Japan Fund	7,205,312	92,227,992
Fidelity Overseas Fund	7,014,195	248,162,222
Fidelity Southeast Asia Fund	3,149,033	51,707,114
TOTAL INTERNATIONAL EQUITY FUNDS		1,057,616,293
TOTAL EQUITY FUNDS (Cost $6,019,640,641)		6,710,054,060
Fixed-Income Funds - 28.1%

High Yield Fixed-Income Funds - 8.1%
Fidelity Capital & Income Fund	48,169,735	407,997,653
Fidelity High Income Fund	38,224,322	347,459,084
TOTAL HIGH YIELD FIXED-INCOME FUNDS		755,456,737
Investment Grade Fixed-Income Funds - 20.0%
Fidelity Government Income Fund	68,261,215	698,994,840
Fidelity Intermediate Bond Fund	43,421,668	456,795,944
Fidelity Investment Grade Bond Fund	93,993,540	707,771,353
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,863,562,137
TOTAL FIXED-INCOME FUNDS (Cost $2,539,690,026)		2,619,018,874
Money Market Fund - 0.0%

Fidelity Retirement Money Market Portfolio (Cost $1,133,687)	1,133,687	1,133,687
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,560,464,354)		$ 9,330,206,621
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $8,590,566,654. Net unrealized appreciation aggregated $739,639,967, of which $929,274,654 related to appreciated investment securities and $189,634,687 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2025 Fund

December 31, 2004

1.811340.100

F25-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.0%
	Shares	Value
Domestic Equity Funds - 65.9%
Fidelity Blue Chip Growth Fund	895,019	$ 37,331,254
Fidelity Disciplined Equity Fund	1,520,360	38,449,913
Fidelity Equity-Income Fund	723,612	38,192,232
Fidelity Fund	1,253,452	37,453,140
Fidelity Growth & Income Portfolio	989,872	37,822,997
Fidelity Growth Company Fund	413,059	23,160,225
Fidelity Mid-Cap Stock Fund	980,637	22,995,948
Fidelity OTC Portfolio	517,296	17,945,002
TOTAL DOMESTIC EQUITY FUNDS		253,350,711
International Equity Funds - 12.1%
Fidelity Diversified International Fund	402,380	11,524,164
Fidelity Europe Fund	496,775	16,964,869
Fidelity Japan Fund	344,051	4,403,847
Fidelity Overseas Fund	320,462	11,337,934
Fidelity Southeast Asia Fund	139,507	2,290,712
TOTAL INTERNATIONAL EQUITY FUNDS		46,521,526
TOTAL EQUITY FUNDS (Cost $279,731,242)		299,872,237
Fixed-Income Funds - 22.0%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	1,708,656	14,472,317
Fidelity High Income Fund	1,560,298	14,183,108
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,655,425
Investment Grade Fixed-Income Funds - 14.6%
Fidelity Government Income Fund	2,057,850	21,072,388
Fidelity Intermediate Bond Fund	1,305,350	13,732,286
Fidelity Investment Grade Bond Fund	2,810,116	21,160,175
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		55,964,849
TOTAL FIXED-INCOME FUNDS (Cost $83,900,452)		84,620,274
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $363,631,694)		$ 384,492,511
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $363,631,694. Net unrealized appreciation aggregated $20,860,817, of which $21,191,625 related to appreciated investment securities and $330,808 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2030 Fund

December 31, 2004

1.811347.100

F30-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.2%
	Shares	Value
Domestic Equity Funds - 69.2%
Fidelity Blue Chip Growth Fund	13,028,637	$ 543,424,435
Fidelity Disciplined Equity Fund	23,045,251	582,814,406
Fidelity Equity-Income Fund	11,276,356	595,166,043
Fidelity Fund	18,841,810	562,993,271
Fidelity Growth & Income Portfolio	14,762,034	564,057,305
Fidelity Growth Company Fund	6,136,596	344,078,936
Fidelity Mid-Cap Stock Fund	14,446,663	338,774,245
Fidelity OTC Portfolio	7,562,129	262,330,269
TOTAL DOMESTIC EQUITY FUNDS		3,793,638,910
International Equity Funds - 14.0%
Fidelity Diversified International Fund	6,767,445	193,819,612
Fidelity Europe Fund	8,521,784	291,018,914
Fidelity Japan Fund	5,241,695	67,093,702
Fidelity Overseas Fund	5,109,476	180,773,248
Fidelity Southeast Asia Fund	2,290,405	37,608,455
TOTAL INTERNATIONAL EQUITY FUNDS		770,313,931
TOTAL EQUITY FUNDS (Cost $4,174,669,414)		4,563,952,841
Fixed-Income Funds - 16.8%

High Yield Fixed-Income Funds - 8.1%
Fidelity Capital & Income Fund	28,389,731	240,461,025
Fidelity High Income Fund	22,248,864	202,242,174
TOTAL HIGH YIELD FIXED-INCOME FUNDS		442,703,199
Investment Grade Fixed-Income Funds - 8.7%
Fidelity Government Income Fund	17,552,506	179,737,661
Fidelity Intermediate Bond Fund	11,176,160	117,573,203
Fidelity Investment Grade Bond Fund	24,169,604	181,997,115
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		479,307,979
TOTAL FIXED-INCOME FUNDS (Cost $889,852,180)		922,011,178
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,064,521,594)		$ 5,485,964,019
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $5,077,179,506. Net unrealized appreciation aggregated $408,784,513, of which $599,223,807 related to appreciated investment securities and $190,439,294 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2035 Fund

December 31, 2004

1.811348.100

F35-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.3%
	Shares	Value
Domestic Equity Funds - 69.7%
Fidelity Blue Chip Growth Fund	477,386	$ 19,911,767
Fidelity Disciplined Equity Fund	810,057	20,486,343
Fidelity Equity-Income Fund	385,555	20,349,615
Fidelity Fund	668,225	19,966,551
Fidelity Growth & Income Portfolio	527,551	20,157,731
Fidelity Growth Company Fund	220,444	12,360,296
Fidelity Mid-Cap Stock Fund	523,403	12,273,792
Fidelity OTC Portfolio	276,027	9,575,369
TOTAL DOMESTIC EQUITY FUNDS		135,081,464
International Equity Funds - 15.6%
Fidelity Diversified International Fund	262,471	7,517,159
Fidelity Europe Fund	323,697	11,054,236
Fidelity Japan Fund	224,810	2,877,572
Fidelity Overseas Fund	209,325	7,405,907
Fidelity Southeast Asia Fund	90,925	1,492,985
TOTAL INTERNATIONAL EQUITY FUNDS		30,347,859
TOTAL EQUITY FUNDS (Cost $154,211,161)		165,429,323
Fixed-Income Funds - 14.7%

High Yield Fixed-Income Funds - 9.8%
Fidelity Capital & Income Fund	1,130,472	9,575,099
Fidelity High Income Fund	1,032,216	9,382,845
TOTAL HIGH YIELD FIXED-INCOME FUNDS		18,957,944
Investment Grade Fixed-Income Funds - 4.9%
Fidelity Government Income Fund	347,506	3,558,461
Fidelity Intermediate Bond Fund	221,977	2,335,203
Fidelity Investment Grade Bond Fund	474,494	3,572,942
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,466,606
TOTAL FIXED-INCOME FUNDS (Cost $27,885,758)		28,424,550
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $182,096,919)		$ 193,853,873
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $182,096,960. Net unrealized appreciation aggregated $11,756,913, of which $11,833,030 related to appreciated investment securities and $76,117 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2040 Fund

December 31, 2004

1.811349.100

F40-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.3%
	Shares	Value
Domestic Equity Funds - 73.1%
Fidelity Blue Chip Growth Fund	4,695,950	$ 195,868,058
Fidelity Disciplined Equity Fund	8,208,658	207,596,971
Fidelity Equity-Income Fund	3,987,067	210,437,402
Fidelity Fund	6,739,586	201,378,835
Fidelity Growth & Income Portfolio	5,282,199	201,832,826
Fidelity Growth Company Fund	2,259,130	126,669,396
Fidelity Mid-Cap Stock Fund	5,198,338	121,901,027
Fidelity OTC Portfolio	2,709,688	93,999,092
TOTAL DOMESTIC EQUITY FUNDS		1,359,683,607
International Equity Funds - 16.2%
Fidelity Diversified International Fund	2,625,625	75,197,911
Fidelity Europe Fund	3,321,225	113,419,826
Fidelity Japan Fund	2,105,208	26,946,657
Fidelity Overseas Fund	2,018,909	71,429,017
Fidelity Southeast Asia Fund	886,209	14,551,548
TOTAL INTERNATIONAL EQUITY FUNDS		301,544,959
TOTAL EQUITY FUNDS (Cost $1,433,953,636)		1,661,228,566
Fixed-Income Funds - 10.7%

High Yield Fixed-Income Funds - 10.2%
Fidelity Capital & Income Fund	11,207,609	94,928,448
Fidelity High Income Fund	10,389,308	94,438,813
TOTAL HIGH YIELD FIXED-INCOME FUNDS		189,367,261
Investment Grade Fixed-Income Funds - 0.5%
Fidelity Government Income Fund	350,175	3,585,793
Fidelity Intermediate Bond Fund	221,523	2,330,422
Fidelity Investment Grade Bond Fund	478,446	3,602,702
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,518,917
TOTAL FIXED-INCOME FUNDS (Cost $182,697,483)		198,886,178
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,616,651,119)		$ 1,860,114,744
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,618,320,579. Net unrealized appreciation aggregated $241,794,165, of which $249,869,362 related to appreciated investment securities and $8,075,197 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom Income Fund

December 31, 2004

1.811331.100

FRI-QTLY-1205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 22.7%
	Shares	Value
Domestic Equity Funds - 22.7%
Fidelity Blue Chip Growth Fund	1,469,680	$ 61,300,353
Fidelity Disciplined Equity Fund	2,621,642	66,301,326
Fidelity Equity-Income Fund	1,290,251	68,099,441
Fidelity Fund	2,137,554	63,870,107
Fidelity Growth & Income Portfolio	1,672,661	63,912,386
Fidelity Growth Company Fund	695,690	39,007,365
Fidelity Mid-Cap Stock Fund	1,634,947	38,339,503
Fidelity OTC Portfolio	861,208	29,875,304
TOTAL EQUITY FUNDS (Cost $392,134,809)		430,705,785
Fixed-Income Funds - 39.5%

Investment Grade Fixed-Income Funds - 39.5%
Fidelity Government Income Fund	27,503,112	281,631,864
Fidelity Intermediate Bond Fund	17,515,641	184,264,543
Fidelity Investment Grade Bond Fund	37,941,751	285,701,381
TOTAL FIXED-INCOME FUNDS (Cost $740,592,936)		751,597,788
Money Market Fund - 37.8%

Fidelity Retirement Money Market Portfolio (Cost $717,996,140)	717,996,140	717,996,140
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,850,723,885)		$ 1,900,299,713
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,854,233,305. Net unrealized appreciation aggregated $46,066,408, of which $63,513,244 related to appreciated investment securities and $17,446,836 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 18, 2005